GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL.
Schedule of goodwill

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance as of January 1	210,443	213,656	581,877	84,364
Addition	3,213	368,221	—	—
Disposal	—	—	(6,450)	(935)
Impairment	—	—	—	—
Balance as of December 31	213,656	581,877	575,427	83,429